OTHER RESERVES - Translation Reserve Comprises (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [line items]
Equity	£ 2,772	£ 3,734	£ 3,833	£ 4,160
Translation reserve
Disclosure of reserves within equity [line items]
Equity	15	148	229	£ 526
Balance relating to continuing net investment hedges
Disclosure of reserves within equity [line items]
Equity	(18)	(86)	(53)
Balance relating to discontinued net investment hedges
Disclosure of reserves within equity [line items]
Equity	(38)	(38)	(68)
Balance related to foreign exchange differences on translation of foreign operations
Disclosure of reserves within equity [line items]
Equity	£ 71	£ 272	£ 350